Intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Breakdown of Intangible Assets

At December 31, 2018 and 2017, the breakdown of intangible assets is as follows:

					Net
Description	Useful life (months)		Cost	Accumulated amortization/ impairment	2018	2017

Software	60		51,263	(27,944)	23,319	28,232
Other intangible assets			24,106	(8,022)	16,084	38,050
Customer relationship	(a	)	36,667	(35,930)	737	30,808
Licenses	(a	)	1,375	(469)	906	24,705
Goodwill on acquisitions	—		17,945	—	17,945	466,443

Total			131,356	(72,365)	58,991	588,238

(a)

The Company determined internally the fair value of identifiable intangible assets, consisting mainly of customer relationships and licenses, which are subject to amortization based on the contractual conditions set forth in each case.

Changes in Intangible Assets

Changes in intangible assets for 2018 and 2017 are as follows:

	December 31, 2017	Additions	Write-offs	Transfer	Impairment	December 31, 2018
Costs
Software	48,857	3,015	—		(609)	51,263
Other intangible assets	44,688	—	(13,967)	(6,615)	—	24,106
Customer relationship	132,886	—	(2,196)	—	(94,023)	36,667
Licenses	24,705	—	(11,203)	—	(12,127)	1,375
Goodwill on acquisitions	466,443	—	—	6,615	(455,113)	17,945

	717,579	3,015	(27,366)	—	(561,872)	131,356
Amortization
( - ) Software	(20,625)	(7,878)	—	—	559	(27,944)
( - ) Other intangible assets	(6,638)	(8,022)	6,638	—	—	(8,022)
( - ) Customer relationship	(102,078)	(4,472)	643	391	69,586	(35,930)
( - ) Licenses	—	(6,491)	—	(391)	6,413	(469)

Total amortization	(129,341)	(26,863)	7,281	—	76,558	(72,365)

Total intangible assets, net	588,238	(23,848)	(20,085)	—	(485,314)	58,991

	December 31, 2016	Additions	Write-Offs	Impairment	December 31, 2017
Costs
Software	22,893	26,879	(915)	—	48,857
Other intangible assets	20,621	24,067	—	—	44,688
Customer relationship	130,690	2,196	—	—	132,886
Licenses	24,705	—	—	—	24,705
Goodwill on acquisitions	469,196	—	—	(2,753)	466,443

	668,105	53,142	(915)	(2,753)	717,579
Amortization
( - ) Software	(13,099)	(7,710)	184	—	(20,625)
( - ) Other intangible assets	(6,638)	—	—	—	(6,638)
( - ) Customer relationship	(94,536)	(7,542)	—	—	(102,078)

Total amortization	(114,273)	(15,252)	184	—	(129,341)

Total intangible assets, net	553,832	37,890	(731)	(2,753)	588,238

Goodwill Allocation to CGU

For impairment testing purposes, goodwill arising from business combinations and intangible with indefinite useful live were allocated to the CGU, as of December 31, 2018 and 2017, as follows:

December 31, 2018

CGU	Projection period	Discount Rate	Perpetuity	Assets of CGU	Goodwill tested for impairment	Carrying amount of CGU tested for impairment	Value in use	Goodwill and intangible impairment charge	Assets impairment charge	Goodwill balance
Geovision (Group)	01/01/19 to 12/31/23	15.66%	4.68%	144,261	242,489	386,750	144,261	(242,489)	—	—
Resicontrol	01/01/19 to 12/31/23	15.66%	4.68%	94,210	87,639	181,849	112,155	(69,694)	—	17,945
Viva (Group)	01/01/19 to 11/30/38	15.66%	—	226,618	136,315	362,933	115,377	(166,516)	(51,419)	—
CTR Itaboraí	01/01/19 to 12/31/23	15.66%	4.68%	26,267	—	26,267	(4,215)	—	(9,626)	—
Ambiental Sul	01/01/19 to 12/31/23	15.66%	4.68%	7,053	6,615	13,668	5,723	(6,615)	(1,330)	—

TOTAL				498,409	473,058	971,467	373,301	(485,314)	(62,375)	17,945

December 31, 2017

CGU	Projection period	Discount rate	Perpetuity	Assets of CGU	Goodwill tested for impairment	Carrying amount of CGU tested for impairment	Value in use	Goodwill impairment charge	Assets impairment charge	Goodwill balance
Geovision (Group)	01/01/18 to 12/31/22	15.20%	7.00%	180,728	242,803	423,531	477,855	(314)	(90)	242,489
Resicontrol	01/01/18 to 12/31/22	15.20%	7.00%	53,992	87,639	141,631	267,109	—	—	87,639
Viva (Group)	01/01/18 to 12/31/22	15.20%	7.00%	235,557	136,315	371,872	484,793	—	—	136,315
CTR Itaboraí	01/01/18 to 12/31/22	15.20%	7.00%	41,420	2,439	43,859	(11,956)	(2,439)	(34,342)	—

TOTAL				511,697	469,196	980,893	1,217,801	(2,753)	(34,432)	466,443